Note 8 - Basic and Diluted Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2020	2019
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$14	$(455)

Shares used in computing basic income (loss) per share	3,876	3,875
Potentially dilutive shares from stock options	2	-
Shares used in computing diluted income (loss) per share	3,878	3,875

Income (loss) per share attributable to Avalon Holdings Corporation common shareholders
Basic net income (loss) per share	$0.00	$(0.12)
Diluted net income (loss) per share	$0.00	$(0.12)